Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2018
Share-Based Compensation Plans
Share-Based Compensation Plans

23.   Share-Based Compensation Plans

For the year ended December 31, 2018, the Company has four (4) long term incentive plans share-based: (i) Payment in phantom shares plan in cash; (ii) Stock Options plan; (iii) Share appreciation rights (“SAR”) and (iv) Performance Share plan.

Certain executives, management and employees (beneficiaries) are entitled to the plan. The general acquisition conditions, such as exercise price, number of shares, vesting period and grant of stock options to these executives (beneficiaries) are defined in specific regulations in accordance with the guidelines and conditions established by the Company’s Board of Directors.

23.1.      Phantom Stock Options (“PSO”)

Certain executives and key members of the Management have a long-term compensation plan linked to the share price with payment in cash.

Throughout 2017, the Company granted the SAR and PLUS 2017 (Share Appreciation Rights) (“SAR”) Programs of phantom stock options. In this program, the beneficiaries should invest 5% of the total amount corresponding to the number of options of phantom shares at the grant date and 20% after three years to acquire the option. The Company also granted Long-Term Incentive (LTI) programs to its key members as part of its retention policy. In this program, the beneficiary does not make any investment.

The vesting period of options may vary from 3 to 5 years, as of the grant date, in accordance with the characteristics of each plan.

The price of the share is calculated based on the average share quote of the 90 previous trading sessions starting from the closing quote on the last business day of the month prior to the month of the grant. The installments of these programs will be adjusted by the variation in the price of the Suzano’s shares (SUZB3) between the granting and the payment period. On dates when the SUZB3 shares is not traded, the quote of the previous trading session will be considered.

The phantom share options will only be due if the beneficiary is an employee of the Company on the payment date. In case of termination of the employment by initiative of the Company or by initiative of the beneficiary, before the vesting period is completed, the executive will not be entitled to receive all benefits, unless otherwise established in the agreements.

	12/31/2018	12/31/2017	12/31/2016
	Number of	Number of	Number of
	shares	shares	shares

Available at the beginning of the year	5,055,519	3,048,991	3,570,103
Granted during the year	1,415,476	3,035,488	1,092,921
Intercompany transfer	—	—	32,061
Exercised (a)	(751,859)	(695,532)	(1,144,900)
Exercised due to dismissal (a)	(153,601)	(161,270)	(138,896)
Abandoned / prescribed due to dismissal	(520,178)	(172,158)	(362,298)
Available at the end of the year	5,045,357	5,055,519	3,048,991
(a)	For share options exercised and those exercised due to employment termination, the average price on December 31, 2018 and 2017 was R$ 47.77 and R$ 19.84, respectively.

On December 31, 2018, outstanding phantom shares option plans are as follows:

		12/31/2018
			Fair value on
		2~~nd~~ exercise	the grant	No. of options
Program	Grant date	date	date	granted
Deferral 2014	3/1/2015	3/1/2019	R$ 10.80	187,263
SAR 2015	4/1/2015	4/1/2020	R$ 11.69	3,635
SAR 2015 - September	9/1/2015	9/1/2020	R$ 15.99	4,340
Deferral 2015	3/1/2016	3/1/2019	R$ 16.93	72,096
Deferral 2015	3/1/2016	3/1/2020	R$ 16.93	72,096
SAR 2016	4/1/2016	4/1/2021	R$ 15.96	568,215
PLUS 2016	4/1/2016	4/1/2021	R$ 15.96	192,142
SAR 2016 - October	10/3/2016	10/3/2021	R$ 11.03	8,934
SAR 2017	4/3/2017	4/3/2022	R$ 13.30	938,457
PLUS 2017	4/3/2017	4/3/2022	R$ 13.30	235,578
ILP 2017 - 36	4/3/2017	4/3/2020	R$ 13.30	304,512
ILP 2017 - 48	4/3/2017	4/3/2021	R$ 13.30	304,512
ILP 2017 - 60	4/3/2017	4/3/2022	R$ 13.30	304,512
ILP 2017 - CAB	5/1/2017	5/1/2020	R$ 13.30	307,141
ILP 2017 - 36 Oct.	10/2/2020	10/2/2020	R$ 15.87	126,444
ILP 2017 - 48 Oct.	10/2/2021	10/2/2021	R$ 15.87	42,008
ILP 2017 - 60 Oct.	10/2/2022	10/2/2022	R$ 15.87	42,008
Deferral 2017	3/1/2018	3/1/2021	R$ 19.88	196,535
Deferral 2017	3/1/2018	3/1/2022	R$ 19.88	196,535
ILP 2018	4/2/2018	2/4/2018	R$ 21.45	15,851
SAR 2018	4/2/2018	2/4/2018	R$ 21.45	841,735
PLUS 2018	4/2/2018	2/4/2018	R$ 21.45	80,808
		TOTAL		5,045,357

23.2.      Common stock option plan

Of the Company's Stock Option Plans (SOPs), we have Program III, granted in 2013, which have all been settled, the last in 2018.

On January 1, 2018, the Company established a Restricted Shares plan based on the Company's performance (Program IV). The Plan associates the amount of Restricted Shares granted to the Company's performance in relation to the ROIC goal (Return Over Invested Capital). The size of the restricted stock grant is defined in financial terms and is subsequently converted into shares based on the last 60 pre-announcements on December 31, 2018 of SUZB3 at B3 (Brazil, Bolsa, Balcão).

23.3.      Measurement assumptions

In the case of the phantom shares plan, since the settlement is in cash, the fair value of options is remeasured at the end of each period based on the Monte Carlo (MMC) method, which is multiplied by the Total Shareholder Return (“TSR”) in the period (which varies between 75% and 125%, depending on the performance of SUZB3 in relation to its peers in Brazil).

The fair value of the plan of common shares of Program III, was estimated based on the binomial probability model, which considers the dividends distribution rate and the following assumptions:

Indexes on December 31, 2018
Options
			SAR 2016 and	SAR 2017 and	SAR 2018 and
Description of assumptions	Program III	SAR 2015	Plus 2016	Plus 2017	Plus 2018
Calculation Model	Binomial	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Asset base price (per share)	R$ 7.73	R$ 42.46	R$ 42.46	R$ 42.46	R$ 42.46
Expectation of volatility (a)	40.47 % p.a.	44.36 % p.a.	44.36 % p.a.	44.36 % p.a.	44.36 % p.a.
Phantom stock/options average life expectancy (b)	Equal to option life
Dividends expectancy (c)	3.49 % p.a.	1% p.a.	1% p.a.	1% p.a.	1% p.a.
Risk-free weighted average interest rate (d)	8.99%	8.72%	8.72%	8.72%	8.72%
(a)

The expectation of volatility was calculated for each exercise date, taking into account the remaining time to complete the vesting year, as well as the historical volatility of returns, considering a standard deviation of 745 observations of returns;

(b)	The expectation of average life of phantom stocks and stock options was defined by the remaining term until the limit exercise date;
(c)	The expectation of dividends was defined based on historical earnings per share of the Suzano;
(d)

Risk-free weighted average interest rate used was the BRL yield curve (DI expectation) observed on the open market, which is the best comparison basis with the Brazilian market risk-free interest rates. The rate used for each exercise date changes according to the vesting year.

The amounts corresponding to the services received and recognized in the financial statements are presented below:

	Liabilities and equity		Income Statement
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2016

Non-current liabilities
Provision for phantom stock plan	124,318	38,320	(126,439)	(32,192)	529

Shareholders' equity
Stock option reserve	5,100	14,237	(5,170)	(1,521)	(3,337)

Total general and administrative expenses from share-based transactions			(131,609)	(33,715)	(2,808)